Fair Value - Financial Instruments not Required to be Carried at Fair Value and Off-Balance Sheet Commitments (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Lease and lease commitments excluded
Financing leases	$ 187,200	$ 198,700	$ 244,000
Financing lease commitments	0	100	400
Carrying Amount
Financial assets:
Short-term financial assets	1,175,820	2,650,195	1,261,453
Loans held for sale			6,344
Loans	11,209,378	10,523,351	9,779,292
Financial liabilities:
Deposits	16,965,527	16,061,924	14,725,379
Short-term borrowings	9,151	216,151	386,151
Carrying Amount | Commitments to extend credit
Off-balance sheet financial instruments:
Off-balance sheet financial instrument amount	21,534	25,113	20,962
Carrying Amount | Standby letters of credit
Off-balance sheet financial instruments:
Off-balance sheet financial instrument amount	1,533	2,122	1,003
Carrying Amount | Commercial Letters of credit
Off-balance sheet financial instruments:
Off-balance sheet financial instrument amount	23	21	25
Estimated Fair Value
Financial assets:
Short-term financial assets	1,175,819	2,650,178	1,261,928
Loans held for sale			6,270
Loans	11,307,808	10,572,261	9,823,542
Financial liabilities:
Deposits	16,969,801	16,053,108	14,728,089
Short-term borrowings	9,131	216,057	386,092
Estimated Fair Value | Commitments to extend credit
Off-balance sheet financial instruments:
Off-balance sheet financial instrument amount	21,534	25,113	20,962
Estimated Fair Value | Standby letters of credit
Off-balance sheet financial instruments:
Off-balance sheet financial instrument amount	1,533	2,122	1,003
Estimated Fair Value | Commercial Letters of credit
Off-balance sheet financial instruments:
Off-balance sheet financial instrument amount	23	21	25
Estimated Fair Value | Level 1
Financial assets:
Short-term financial assets	371,622	300,096	345,946
Financial liabilities:
Deposits	12,960,384	12,251,923	11,071,962
Estimated Fair Value | Level 2
Financial assets:
Short-term financial assets	804,197	2,350,082	915,982
Loans held for sale			6,270
Financial liabilities:
Deposits	4,009,417	3,801,185	3,656,127
Short-term borrowings	9,131	216,057	386,092
Estimated Fair Value | Level 3
Financial assets:
Loans	11,307,808	10,572,261	9,823,542
Estimated Fair Value | Level 3 | Commitments to extend credit
Off-balance sheet financial instruments:
Off-balance sheet financial instrument amount	21,534	25,113	20,962
Estimated Fair Value | Level 3 | Standby letters of credit
Off-balance sheet financial instruments:
Off-balance sheet financial instrument amount	1,533	2,122	1,003
Estimated Fair Value | Level 3 | Commercial Letters of credit
Off-balance sheet financial instruments:
Off-balance sheet financial instrument amount	$ 23	$ 21	$ 25